PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2018	2017
Cost:
Lab equipment	$16,038	$14,613
Computers and peripheral equipment	20,680	19,430
Office furniture and equipment	1,197	1,071
Leasehold improvements	2,212	1,809

	40,127	36,923
Accumulated depreciation:
Lab equipment	13,273	12,066
Computers and peripheral equipment	19,039	18,430
Office furniture and equipment	598	550
Leasehold improvements	968	875

	33,878	31,921

Depreciated cost	$6,249	$5,002